Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Nov. 30, 2016
Document Effective Date	Nov. 30, 2016
Prospectus Date	Nov. 30, 2016
Dreyfus Select Managers Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DSGYX